Summary of Significant Accounting Policies - Schedule Of Quality Assurance Obligation And Receivables (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Schedule Of Guarantee And Quality Assurance Fund Receivable Movement Activities [Line Items]
Quality assurance receivable	¥ 1,121,554	$ 171,886	¥ 3,649,642
Allowance for credit losses	223,514		809,503
Quality Assets Receivable [Member]
Schedule Of Guarantee And Quality Assurance Fund Receivable Movement Activities [Line Items]
Quality assurance receivable	1,345,068		4,459,145
Allowance for credit losses	(223,514)		(809,503)
Quality assurance receivable, net	¥ 1,121,554		¥ 3,649,642